Operating Lease Agreements	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Operating Lease Agreements
15.	Operating Lease Agreements

The Company has leases under noncancellable agreements which expire on various dates through November 30, 2028.

Total rent expense, which is included in “General and administrative expenses” in the unaudited Condensed Consolidated Statements of Operations, was $1.2 million and $2.6 million for the three and nine months ended September 30, 2019, respectively and $1.3 million and $4.7 million for the three and nine months ended September 30, 2020, respectively.

The following are the future minimum rental payments required under the operating leases as of September 30, 2020:

2020 (remaining three months)	$1.5
2021	5.6
2022	4.2
2023	2.7
2024	2.3
Thereafter	6.2

Total	$22.5

The Company expects to receive future minimum lease payments for hardware provided under the Company’s SaaS agreements of $11.2 million from October 1, 2020 through September 30, 2021. See Notes 3 and 9 for more information on the accounting for these operating leases.